Schedule of components of accounts payable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Payables and Accruals [Abstract]
Trade payables	$ 1,350,632	$ 1,472,935
Total	$ 1,350,632	$ 1,472,935